Leases - Minimum Future Lease Payments to be Received from Sales - Type and Direct Financing Leases (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
2019	$ 4,264
2020	4,146
2021	2,777
2022	1,177
2023	335
Thereafter	$ 523